RELATED PARTIES (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of transaction and balances of other parties

	Accounts receivable	Trade accounts payable
	09.30.21	09.30.21
Marfrig Global Foods S.A.	4,813	(21,708)
Marfrig Chile S.A.	610	-
Quickfood S.A.	12,184	-
Marfrig Alimentos S.A.	99	-
Total	17,706	(21,708)

	Sales		Purchases
		2021		2021
	Jul - Sep	Jan - Sep	Jul - Sep	Jan - Sep
Marfrig Global Foods S.A. (1)	12,982	20,925	(96,907)	(151,437)
Marfrig Chile S.A. (1)	899	3,055	-	-
Quickfood S.A. (1)	19,207	19,207	-	-
Marfrig Alimentos S.A. (1)	139	139	(54,530)	(54,530)
Total	33,227	43,326	(151,437)	(205,967)

(1)	The period ranges from May 21,2021 to September 30, 2021.

Schedule of total remuneration and benefits paid to professionals

The total remuneration and benefits expense with board members, statutory directors and the head of internal audit are set forth below:

		2021		2020
	Jul - Sep	Jan - Sep	Jul - Sep	Jan - Sep
Salary and profit sharing	14,930	46,117	14,064	49,669
Short-term benefits (1)	76	500	680	2,291
Private pension	282	872	304	1,200
Termination benefits	200	1,698	2,104	6,507
Share-based payment	7,668	21,854	5,561	13,955
	23,156	71,041	22,713	73,622

(1)	Comprises: medical assistance, educational expenses and others.